Note 7 - Stockholders' Equity (Deficit) (Details) (USD $)	1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended					85 Months Ended		6 Months Ended	3 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended															6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended						6 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended		25 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended	19 Months Ended	12 Months Ended
	Dec. 31, 2013	Apr. 29, 2013	Jun. 23, 2010	May 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Apr. 25, 2013	Jun. 30, 2014 General and Administrative Expense [Member] Employee Stock Option [Member]	Jun. 30, 2014 General and Administrative Expense [Member] Consultant [Member]	Dec. 31, 2013 Common Stock Unit [Member]	Dec. 31, 2012 Common Stock Unit [Member]	Dec. 31, 2013 Warrant "Cashless Exercise" [Member]	Dec. 31, 2013 Issued In Conjunction With a Consulting Service Agreement [Member] Warrant [Member]	Dec. 31, 2013 Issued In Conjunction With a Consulting Service Agreement [Member]	Dec. 31, 2013 Holder 1 [Member]	Dec. 31, 2013 Holder 2 [Member]	Dec. 31, 2013 Holder 3 [Member]	May 15, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Dec. 31, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Oct. 31, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Oct. 31, 2012 Issued With 12 Convertible Notes Bridge Notes [Member]	May 15, 2012 Issued With 12 Convertible Notes Bridge Notes [Member]	Aug. 31, 2013 Private Placements [Member]	Aug. 31, 2014 Private Placements [Member]	Dec. 31, 2012 Accrued Interest Converted [Member] 2.5% Senior Convertible Note [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant "Cashless Exercise" [Member]	Feb. 12, 2014 Common Stock [Member] 6% Secured Convertible Notes [Member]	May 31, 2014 Common Stock [Member] CardioNova [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2012 Financing And Stock Issuance Commissions [Member]	Dec. 31, 2012 Commissions Paid To PBC On The Short Term Notes Converted To Common Stock [Member]	Dec. 31, 2012 Transaction 1 [Member] Maximum [Member]	Dec. 31, 2012 Transaction 1 [Member] Minimum [Member]	Dec. 31, 2012 Transaction 1 [Member]	Dec. 31, 2012 Amount Of Accounts Payable Settled With Issuance Of Common Stock [Member]	Dec. 31, 2012 Vested Upon Issuance [Member] Employee Stock Option [Member] Director [Member] "2010 Plan" [Member]	Dec. 31, 2012 Vesting On Each Anniversary Date From Issuance [Member] Employee Stock Option [Member] Director [Member] "2010 Plan" [Member]	Jun. 30, 2012 Repriced Exercise Price Options Granted During 2011 [Member] Consultant [Member]	Dec. 31, 2012 Options Granted In Prior Years [Member] Employee Stock Option [Member] Consultant [Member]	Dec. 31, 2013 2.5% Senior Convertible Note [Member] Common Stock Issued To Settle Accrued Interest [Member]	Dec. 31, 2012 2.5% Senior Convertible Note [Member] To Account For The Current Market Price Of The Shares Issued To Settle The Unpaid Interest [Member]	Dec. 31, 2013 2.5% Senior Convertible Note [Member]	Dec. 31, 2012 2.5% Senior Convertible Note [Member]	Oct. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	Dec. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	May 15, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Apr. 22, 2014 Reverse Stock Split [Member]	Dec. 31, 2013 Maximum [Member] Common Stock Unit [Member]	Dec. 31, 2012 Maximum [Member] Common Stock Unit [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Option [Member] Members Of The Company's Board Of Directors [Member] "2010 Plan" [Member]	Jun. 30, 2014 Maximum [Member] Employee Stock Option [Member] "2010 Plan" [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Option [Member] "2010 Plan" [Member]	Dec. 31, 2013 Maximum [Member] Consultant [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Minimum [Member] Employee Stock Option [Member] Members Of The Company's Board Of Directors [Member] "2010 Plan" [Member]	Mar. 31, 2014 Minimum [Member] Consultant [Member]	Dec. 31, 2013 Minimum [Member] Consultant [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Accounts Payable and Accrued Liabilities [Member] Director [Member]	Dec. 31, 2013 Common Stock Unit [Member]	Dec. 31, 2012 Common Stock Unit [Member]	Dec. 31, 2012 Units Sold [Member]	Mar. 31, 2013 Shares Sold By Controlling Stockholder To Directors Of The Company At A Below-Market Price [Member]	Mar. 31, 2013 Shares Transferred By Controlling Stockholder To Officers, Employees and Directors of the Company [Member]	Dec. 31, 2012 Shares Transferred To Directors Officers And Employees By A Controlling Stockholder [Member]	Dec. 31, 2012 Employee Stock Option [Member] Director [Member] "2010 Plan" [Member]	Dec. 31, 2013 Employee Stock Option [Member] Members Of The Company's Board Of Directors [Member] "2010 Plan" [Member]	Dec. 31, 2013 Employee Stock Option [Member] Consultant [Member]	Dec. 31, 2012 Employee Stock Option [Member] Consultant [Member]	Dec. 31, 2012 Employee Stock Option [Member] Employees And Directors [Member]	Jun. 30, 2014 Employee Stock Option [Member] "2010 Plan" [Member]	May 31, 2014 Employee Stock Option [Member] "2010 Plan" [Member]	Dec. 31, 2013 Employee Stock Option [Member] "2010 Plan" [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees and Directors [Member]	Jun. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	May 31, 2010 Employee Stock Option [Member]	Dec. 31, 2012 Issued To Satisfy Accounts Payable [Member]	Dec. 31, 2012 Director [Member] "2010 Plan" [Member]	Dec. 31, 2013 Director [Member]	Mar. 31, 2014 Consultant [Member]	Jun. 30, 2013 Consultant [Member]	May 31, 2013 Consultant [Member]	May 31, 2011 Consultant [Member]	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	May 31, 2013 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2012 Employees And Directors [Member]	Dec. 31, 2012 Various Legal And Miscellaneous Fees Directly Associated With The Sale Of The Units [Member]	Dec. 31, 2012 Difference Between Value Of Common Stock Issued And Balance Of Account Payable Settled [Member]	Oct. 31, 2012 Repricing Of Short Term Twelve Percent Notes [Member]	Jun. 30, 2014 Outside of the the 2010 Plan [Member]	Jun. 30, 2013 CardioNova [Member]	Dec. 31, 2013 CardioNova [Member]
Note 7 - Stockholders' Equity (Deficit) (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							10,000		10.10	208,250	10,000																																																																														162,500	9,500	11,500		50,250				10,000								10,000		10,000				158,000		150,000
Allocated Share-based Compensation Expense (in Dollars)																	$ 231,607	$ 17,921																																						$ 219,015																																	$ 422,500	$ 58,900		$ 38,124	$ 52,652	$ 98,094		$ 546,631				$ 596,676									$ 117,257
Common Stock Units										80,000	448,000
Common Stock Unit, Price Per Unit (in Dollars per share)	$ 6.50									$ 6.50	$ 5.00				$ 6.50
Common Stock Units, Number of Shares Per Unit	1									1	1				1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	24,001									24,001	224,000				24,001				0.30	0.50		5,000		56,071	33,643	11,214	14,000			68,500	14,000	40,000	40,000		67,286	33,643																												414,457
Proceeds from Issuance or Sale of Equity (in Dollars)																																																																																						520,001	2,061,787
Development Stage Entities, Stock Issued, Shares, Issued for Cash										80,000	448,000																														448,000		101,013	22,466	101,013																																																																												12,062
Warrants, Term																						3 years	10 years																																													10 years	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 7.50									$ 7.50					$ 7.50							$ 5.00		$ 2.233	$ 2.23	$ 2.23	$ 9.00		$ 5.75	$ 6.25	$ 9.00				$ 2.23	$ 2.23																																								$ 16.40							$ 2.23			$ 7.50	$ 6.25
Proceeds from Warrant Exercises (in Dollars)										150,047														125,039		25,007									150,047
Stock Issued During Period, Shares, New Issues	199,716	160,541																			18,638																6,535	422,105								1,923,303																		6,535																																																								27,526
Cancellation of Shares Purchasable Under the Warrant																					15,005				15,006
Proceeds from Issuance of Common Stock (in Dollars)								267,047		787,048	2,061,787				5,366,503																																																																																																										117,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 9.70									$ 9.70					$ 9.70	$ 9,700,000
Stock Issued During Period, Shares, Issued for Services																																							6,535	199,716	45,960	46,657	5,000	22,428			9,960				45,960																																																																						199,716
Share Price (in Dollars per share)									$ 7.90																																																																																																															$ 9.70	$ 7.30
Stock Issued During Period, Value, Issued for Services (in Dollars)							23,395			1,198,297	256,100	140,500	72,500	50,000																									1	20	5	5		2							256,100																																																																						1,198,297
Stock Issued During Period, Shares, Conversion of Convertible Securities																																							148,849	57,691	386,372	158,516	25,194																57,691
Interest rate on senior secured convertible notes	2.50%				2.50%		2.50%			2.50%	2.50%				2.50%																																												2.50%	2.50%		12.00%	12.00%	6.00%	6.00%	6.00%
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)							436,315			169,765	1,448,130	473,698	99,014																										14	6	39	16	2																165,000
Increase (Decrease) in Interest Payable, Net (in Dollars)																																																									(2,303)
Interest Expense, Debt (in Dollars)					254,143	260,323	736,553	381,518		601,664	871,431				2,481,178																																										2,462	39,878	10,836	20,098
																																								646	3,006	3,386																																																														3,006		646
Stock Issued During Period, Value, Other (in Dollars)										4,518	23,748	72,999																																																																																														4,518
Increase (Decrease) in Accounts Payable (in Dollars)																																																				19,269																																																						(4,200)
General and Administrative Expense (in Dollars)																																																																																					318																																4,479
Payments of Stock Issuance Costs (in Dollars)																																																54,800																																								161,800
Professional Fees (in Dollars)																																																																																																																				16,413
Stock Issued During Period, Value Issued For Services, Per Share (in Dollars per share)																																																	$ 10.10	$ 6.20
Debt Conversion, Converted Instrument, Shares Issued																																																												249,372	137,000	137,000
Debt Conversion, Original Debt, Amount (in Dollars)																																		32,401																										690,851	685,000	685,000
Stock Issued During Period, Value, Fair Value Of Common Stock Issued To Settle Accounts Payable (in Dollars)																																																																																																								23,748
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)							249,528			481,400	123,050																																																																																123,050
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																																		7,362,964	436,296				436,296
Stock Option Term																																																																							10 years	10 years																					7 years																	7 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	568,950				548,950		548,950			568,950	460,700	451,950			568,950																																																																																				434,000		556,450										135,000
Stock Granted, Value, Share-based Compensation, Gross (in Dollars)																																																																																													258,497	881,688
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 3.800			$ 5.74	$ 10.00																																												$ 12.50															$ 6.90			$ 6.90					$ 4.30	$ 3.80	$ 4.30																									$ 10.00					$ 10.10		$ 150,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																						4 years								3 years																													3 months				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Number																																																																																																				460,000									35,000						450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Cancelled in Period																																																																																																												100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Cancelled in Period, Price Per Share (in Dollars per share)																																																																																																												$ 10.10
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																																																																																					487,000	1,183,387												427,000	1,304,110
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																																																																																															3 years 219 days						2 years 6 months	321 days
Share-based Compensation Arrangement by Share-based Payment Award, Award, Vesting Period Percentage																																																					25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants In Period, Aggregate Grant Date Fair Value (in Dollars)																																																																																																									88,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%			0.00%												0.00%
Warrants Issued										24,001
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)																						13,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.73%	2.05%	2.73%															0.40%																																																					2.05%	2.09%	1.41%					1.38%	1.38%	1.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					198.00%	218.00%																114.00%																																																				201.00%	226.00%	226.00%	134.00%				198.00%	113.00%	113.00%	111.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months														2 years 6 months																																																						6 years 3 months	6 years 3 months						5 years 6 months	1 year 9 months
Stock Issued During Period, Shares, Other																									18,636															85,924
Term Of Exercise Option On Warrants																											66 months			4 years		10 years																																10 years
Amortization of Debt Discount (Premium) (in Dollars)							670,282	357,723		557,453	769,185				2,266,942													58,387
Loss On Modification Of Short-term Notes And Warrants (in Dollars)											866,083				866,083																																														34,220																																																									34,220
Warrants and Rights Outstanding (in Dollars)																														420,863	58,387
Class of Warrant or Right, Outstanding	853,937									853,937					853,937
Class of Warrants or Rights, Outstanding, Intrinsic Value (in Dollars)	334,521									334,521					334,521
Stock Issued During Period, Value, New Issues (in Dollars)																																					$ 23,395	$ 2,152,693								$ 192																		$ 23,395
Stock Issued During Period, Shares, Stock Splits				34,316
Stockholders' Equity Note, Stock Split, Conversion Ratio			200																																																																10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period																																																																																																																							22,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																																																																																	292,297
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																																																																																											7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																$ 2.30																																$ 2.30